ING LOGO
AMERICAS
US Legal Services

Patricia A. Guerrera
Tel: 860.580.2815 | Fax: 860.580.4844
Email: patricia.guerrera@us.ing.com

July 2, 2008

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention: Filing Desk

Re:	ING Life Insurance and Annuity Company and its Variable Annuity Account C
Prospectus Title: State University of New York Defined Contribution Retirement Plan
File Nos.: 033-81216 and 811-02513
Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), this is to certify that the
Supplement dated June 27, 2008 to the Contract Prospectus and the Statement of Additional
Information contained in Post-Effective Amendment No. 40 to the Registration Statement on Form
N-4 (“Amendment No. 40”) for Variable Annuity Account C of ING Life Insurance and Annuity
Company (the “Registrant”) that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Amendment No. 40 which was declared effective on
June 27, 2008. The text of Amendment No. 40 was filed electronically on June 27, 2008.

If you have any questions regarding this submission, please call Michael Pignatella at 860-580-2831 or the undersigned at 860-580-2815.

Sincerely,

/s/ Patricia A. Guerrera

Patricia A. Guerrera

Windsor Site One Orange Way, C1S Windsor, CT 06095-4774	ING North America Insurance Corporation